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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended  DECEMBER 31, 2006

If amended report check here:     [_]                     Amendment Number:

This Amendment (Check only one.)  [_] is a restatement.
                                  [_] adds new holding
                                      entries.


John Doerge, Jr.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Doerge & Smith Private   3 First National, Fl 25    Chicago   IL          60602
Advisory, LLC.
--------------------------------------------------------------------------------
Business Address         (Street)                   (City)    (State)     (Zip)


13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

John Doerge, Jr.                   Designated Principal           (877) 239-4156
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                        ----------------------------------------
                                             (Manual signature of Person Duly
                                             Authorized to Submit This Report)

                                                   3 First National, Fl 25
                                                 Chicago   IL  60602


                                        ----------------------------------------
                                                (Place and Date of Signing)



Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:              55

Form 13F Information Table Value Total: $         154980.860
                                         (thousands)



List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).


(If there are no entries in this list, state "NONE" and omit the column headings and list entries .)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                       6.
   ------------- ---------------------     ------------- ---------------------
2.                                       7.
   ------------- ---------------------     ------------- ---------------------
3.                                       8.
   ------------- ---------------------     ------------- ---------------------
4.                                       9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                                      FORM 13F INFORMATION TABLE

COLUMN 1       COLUMN 2   COLUMN 3      COLUMN 4                 COLUMN 5           COL 6      COL 7       COLUMN 8
Name of Issuer   Title     Cusip         VALUE             SHRS OR       SH/  PUT/  Invstmt    Other      VOTING AUTHORITY
                 of Class               (X$1000)           PRN AMT       PRN  CALL  Dscretn    Mngrs   Sole        Shared     None
AMB PROPERTY CO  COM     00163T109          146.525           2500       SH         SOLE        00        2500
ALEXANDRIA REAL  COM     015271109          120.480           1200       SH         SOLE        00        1200
ALLEGHENY TECHN  COM     01741R102         6469.416          71490       SH         SOLE        00       71490
AMERICAN INTL G  COM     026874107         6871.975          95913       SH         SOLE        00       95913
ARCHSTONE SMITH  COM     039583109          151.346           2600       SH         SOLE        00        2600
AVON PRODS INC   COM     054303102         5287.199         159850       SH         SOLE        00      159850
BP PLC           SPONSO  055622104          116.754           1740       SH         SOLE        00        1740
BED BATH & BEYO  COM     075896100         6224.744         163242       SH         SOLE        00      163242
BOSTON PROPERTI  COM     101121101          156.632           1400       SH         SOLE        00        1400
BRISTOL MYERS S  COM     110122108          157.920           6000       SH         SOLE        00        6000
CAMDEN PPTY TR   SH BEN  133131102          132.930           1800       SH         SOLE        00        1800
CAPITAL ONE FIN  COM     14040H105         3046.798          39645       SH         SOLE        00       39645
CISCO SYS INC    COM     17275R102         8125.978         296666       SH         SOLE        00      296666
CITIGROUP INC    COM     172967101         7091.889         127387       SH         SOLE        00      127387
COACH INC        COM     189754104         5640.822         130990       SH         SOLE        00      130990
CONSOLIDATED ED  COM     209115104           48.070           1000       SH         SOLE        00        1000
COUSINS PPTYS I  COM     222795106          119.918           3400       SH         SOLE        00        3400
DEVELOPERS DIVE  COM     251591103          138.490           2200       SH         SOLE        00        2200
DUKE REALTY COR  COM NE  264411505          126.790           3100       SH         SOLE        00        3100
E M C CORP MASS  COM     268648102         5900.317         446385       SH         SOLE        00      446385
EBAY INC         COM     278642103         2115.265          69940       SH         SOLE        00       69940
EQUITY OFFICE P  COM     294741103          149.327           3100       SH         SOLE        00        3100
EQUITY RESIDENT  SH BEN  29476L107          137.025           2700       SH         SOLE        00        2700
ESSEX PPTY TR I  COM     297178105          142.175           1100       SH         SOLE        00        1100
EXXON MOBIL COR  COM     30231G102          275.868           3600       SH         SOLE        00        3600
FEDEX CORP       COM     31428X106         2055.444          18925       SH         SOLE        00       18925
GENENTECH INC    COM NE  368710406            3.245             40       SH         SOLE        00          40
GENERAL ELECTRI  COM     369604103         6309.234         169430       SH         SOLE        00      169430
GENERAL GROWTH   COM     370021107           67.899           1300       SH         SOLE        00        1300
ISTAR FINL INC   COM     45031U101          114.768           2400       SH         SOLE        00        2400
ILLINOIS TOOL W  COM     452308109         4396.300          97070       SH         SOLE        00       97070
INTEL CORP       COM     458140100         5287.206         260492       SH         SOLE        00      260492
ISHARES TR       RUSSEL  464287614        14743.913         267925       SH         SOLE        00      267925
JOHNSON & JOHNS  COM     478160104         6824.478         103276       SH         SOLE        00      103276
KIMCO REALTY CO  COM     49446R109          134.850           3000       SH         SOLE        00        3000
LINCOLN NATL CO  COM     534187109         4633.516          69805       SH         SOLE        00       69805
MEDTRONIC INC    COM     585055106         6194.454         115795       SH         SOLE        00      115795
MERRILL LYNCH &  COM     590188108         7327.673          78760       SH         SOLE        00       78760
MICROSOFT CORP   COM     594918104         7512.678         251622       SH         SOLE        00      251622
NATIONAL OILWEL  COM     637071101         1962.306          32270       SH         SOLE        00       32270
NEWCASTLE INVT   COM     65105M108           93.960           3000       SH         SOLE        00        3000
OPENWAVE SYS IN  COM NE  683718308            0.305             33       SH         SOLE        00          33
PEPSICO INC      COM     713448108           20.329            325       SH         SOLE        00         325
PFIZER INC       COM     717081103         5222.503         201400       SH         SOLE        00      201400
PROLOGIS         SH BEN  743410102          133.694           2200       SH         SOLE        00        2200
QUALCOMM INC     COM     747525103         1037.023          27275       SH         SOLE        00       27275
REGENCY CTRS CO  COM     758849103           78.170           1000       SH         SOLE        00        1000
SCANA CORP NEW   COM     80589M102           10.155            250       SH         SOLE        00         250
SIMON PPTY GROU  COM     828806109          131.677           1300       SH         SOLE        00        1300
STRYKER CORP     COM     863667101         7224.759         131040       SH         SOLE        00      131040
SYSCO CORP       COM     871829107         7233.737         196965       SH         SOLE        00      196965
UNIT CORP        COM     909218109         2610.084          54020       SH         SOLE        00       54020
VORNADO RLTY TR  SH BEN  929042109          121.500           1000       SH         SOLE        00        1000
WAL MART STORES  COM     931142103         4537.394          98074       SH         SOLE        00       98074
ZIMMER HLDGS IN  COM     98956P102           62.704            800       SH         SOLE        00         800